EMPLOYEE BENEFITS - Post-employment defined benefit pension plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Accumulated other comprehensive income	R$ (1,075,377)	R$ (1,227,722)
North-American defined benefit plans | Discount rate
EMPLOYEE BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (14,689)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	R$ 10,346